Contents of Significant Accounts - Unused Tax Loss Carry-forward for Which No Deferred Income Tax Assets have been Recognized (Detail) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 37,523,694	$ 37,259,181
1-5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	15,395,514	35,263,925
6-10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 22,128,180	$ 1,995,256